Consolidated Statement of Stockholders' Equity (Deficiency) (USD $) In Thousands	Total	Rights [Member]	Consultants [Member]	Employees [Member]	Common Stock	Common Stock Rights [Member]	Common Stock Consultants [Member]	Common Stock Employees [Member]	Non-redeemable Preferred Stock of Subsidiary	Non-redeemable Preferred Stock of Subsidiary Rights [Member]	Non-redeemable Preferred Stock of Subsidiary Consultants [Member]	Non-redeemable Preferred Stock of Subsidiary Employees [Member]	Additional Paid-in Capital	Additional Paid-in Capital Rights [Member]	Additional Paid-in Capital Consultants [Member]	Additional Paid-in Capital Employees [Member]	Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income Rights [Member]	Accumulated Other Comprehensive Income Consultants [Member]	Accumulated Other Comprehensive Income Employees [Member]	Deficit Accumulated During Development Stage	Deficit Accumulated During Development Stage Rights [Member]	Deficit Accumulated During Development Stage Consultants [Member]	Deficit Accumulated During Development Stage Employees [Member]
Begining Balance at Dec. 31, 2012	$ (4,957)				$ 65,952				$ 0				$ 38,391				$ 1,243				$ (110,543)
Begining Balance (in shares) at Dec. 31, 2012					8,386
Stock options issued			25	62			0	0			0	0			25	62			0	0			0	0
Rights offering		1,570				838				0				732				0				0
Rights offering (in shares)						1,333
Net Income (loss)	1,845				0				0				0				0				1,845
Ending Balance at Dec. 31, 2013	(1,455)				66,790				0				39,210				1,243				(108,698)
Ending Balance (in shares) at Dec. 31, 2013					9,719
Stock options issued			434	627			0	0			0	0			434	627			0	0			0	0
Exercise of stock options	140				140				0				0				0				0
Exercise of stock options (in shares)					127
Exchange of warrants	840				0				0				840				0				0
Exercise of warrants	21				21				0				0				0				0
Exercise of warrants (in shares)					15
Rights offering		2,182				1,705				0				477				0				0
Rights offering (in shares)						732
Net Income (loss)	(2,176)				0				0				0				0				(2,176)
Ending Balance at Dec. 31, 2014	$ 613				$ 68,656				$ 0				$ 41,588				$ 1,243				$ (110,874)
Ending Balance (in shares) at Dec. 31, 2014					10,593